Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Property, Plant and Equipment

The movements in 2018 and 2017 were as follows:

	Land £m	Freehold buildings £m	Leasehold buildings £m	Fixtures, fittings and equipment £m	Computer equipment £m	Total £m
Cost:
1 January 2017	37.1	126.4	1,012.5	402.6	743.4	2,322.0
Additions	–	4.3	165.0	31.7	87.9	288.9
New acquisitions	–	–	2.0	2.4	1.1	5.5
Disposals	–	(1.2)	(46.1)	(40.7)	(54.6)	(142.6)
Exchange adjustments	–	(10.7)	(51.6)	(18.8)	(74.8)	(155.9)
31 December 2017	37.1	118.8	1,081.8	377.2	703.0	2,317.9
Additions	–	17.7	161.4	49.9	85.8	314.8
New acquisitions	–	0.1	0.9	1.2	0.9	3.1
Disposals	–	–	(83.5)	(62.9)	(109.3)	(255.7)
Exchange adjustments	–	(1.1)	41.8	9.9	10.0	60.6
31 December 2018	37.1	135.5	1,202.4	375.3	690.4	2,440.7

Depreciation:
1 January 2017	–	25.2	509.8	240.0	578.3	1,353.3
Charge for the year	–	6.9	86.7	47.0	90.1	230.7
Disposals	–	(1.9)	(42.6)	(35.9)	(54.4)	(134.8)
Exchange adjustments	–	(1.7)	(27.8)	(14.2)	(67.1)	(110.8)
31 December 2017	–	28.5	526.1	236.9	546.9	1,338.4
Charge for the year	–	3.1	91.5	44.4	86.1	225.1
Disposals	–	–	(74.6)	(58.0)	(107.9)	(240.5)
Exchange adjustments	–	(4.5)	24.3	6.4	8.5	34.7
31 December 2018	–	27.1	567.3	229.7	533.6	1,357.7

Net book value:
31 December 2018	37.1	108.4	635.1	145.6	156.8	1,083.0
31 December 2017	37.1	90.3	555.7	140.3	156.1	979.5
1 January 2017	37.1	101.2	502.7	162.6	165.1	968.7